Related party disclosures	3 Months Ended
Mar. 31, 2024
Related party disclosures
Related party disclosures

16. Related party disclosures

Parent and ultimate controlling party

Dievini Hopp BioTech holding GmbH & Co. KG (dievini), which is an investment company dedicated to the support of companies in health and life sciences, was the largest shareholder of CureVac. Together with its related parties, dievini has held shares and voting rights in CureVac between approximately 37-43 % during the last twelve months. dievini is thus the de facto parent of the Group. Dietmar Hopp, Daniel Hopp and Oliver Hopp are the ultimate controlling persons (of the main shareholders) of dievini, and, therefore, control the voting and investment decisions of dievini.

Transfer of shares from the former major shareholders

As discussed in Note 5, a fourth 10% portion of the (vested) virtual shares became exercisable on the third anniversary after IPO i.e., on August 14, 2023, because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 786,746 virtual shares by March 22, 2024, and CureVac received 786,746 shares from the old shareholders on that day. On March 26, 2024, CureVac transferred 786,746 shares to the exercising beneficiaries.

Key management personnel transactions

Antony Blanc

In addition to his Management Board position at CureVac, Antony also took over the role as Management Director at CureVac Belgium SA. He executed this function by using Clarentis SRL. The amounts invoiced for these function/services are offset/deducted from his base compensation for his function on the Board of Management of CureVac.

As Antony Blanc has left the company as of November 30, 2023, CureVac and Antony Blanc signed a settlement agreement as of September 26, 2023. Under this agreement CureVac incurred cost of EUR 107k for Clarentis SRL entity in 2023. During the three months ended March 31, 2024, CureVac paid EUR 76k under this agreement.

Pierre Kemula

Due to an overpayment to CureVac N.V. of Pierre Kemula for income tax and social security with regards to the exercise of the Prior VSOP award in March 2024, CureVac had a liability of EUR 20k as of March 31, 2024.

Ralf Clemens

In 2023, a consulting agreement between CureVac and GRID EUROPE was executed. GRID EUROPE is a wholly owned consulting company of Ralf Clemens, who was a member of the supervisory board up to September 30, 2023. CureVac paid EUR 23k under this agreement during the three months ended March 31, 2024.

Due to granting restricted stock unit (RSU) in 2023 to Ralf Clemens, CureVac had a receivable position of EUR 16k as of March 31, 2024, for withholding taxes.

Hans Christoph Tanner

Due to granting restricted stock units (RSU) in 2023 to Hans Christoph Tanner, CureVac had a receivable position of EUR 6k as of March 31, 2024, for withholding taxes.

Franz-Werner Haas

Due to the exercise of the Prior VSOP award in March 2024, CureVac had a receivable position of EUR 112k as of March 31, 2024, for the income tax and social security liability.

Indemnification Agreements

The Company’s articles of association require it to indemnify its current and former managing directors and supervisory directors in relation to acts or omissions in the performance of their duties to the fullest extent permitted by law, subject to certain exceptions. We entered into indemnification agreements with all our managing directors and supervisory directors.